Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Current Assets:
Cash and cash equivalents	$ 1,627	$ 24
Interest receivable		2,521
Current portion of prepaid land lease	57,959
Prepaid expenses and other current assets	5,000	11,726
Note receivable		247,378
Total current assets	64,586	261,649
Land held for sale	1,611,312	2,250,809
Construction in progress	680,028
Furniture and equipment	4,153	5,276
Website development costs	12,680	26,514
Notes and other receivables (net of allowance of $469,699)	780,315	780,315
Note receivable - related party	125,327	57,693
Prepaid land lease and related deposits, net of current portion	2,782,047	925,000
Security deposit	3,110	3,110
Total assets	6,063,558	4,310,366
Current Liabilities:
Accounts payable and accrued expenses	624,623	385,380
Interest payable	86,253	118,749
Other payables	19,699	14,927
Notes payable	1,070,000	1,157,997
Total current liabilities	1,800,575	1,677,053
Notes payable - related party	1,978,683	2,024,297
Total liabilities	3,779,258	3,701,350
Commitments and contingencies - see Note 10
Stockholders' Equity:
Preferred stock, $0.0001 par value; 20,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock	1,937	1,703
Additional paid in capital	10,959,188	6,512,244
Accumulated deficit	(8,676,825)	(5,904,931)
Total stockholders' equity	2,284,300	609,016
Total liabilities and stockholders' equity	$ 6,063,558	$ 4,310,366